Inventories	12 Months Ended
Oct. 30, 2016
Inventories
Inventories

Note C

Inventories

Principal components of inventories are:

	October 30,	October 25,
(in thousands)	2016	2015
Finished products	$ 553,634	$ 553,298
Raw materials and work-in-process	253,662	239,174
Materials and supplies	178,387	200,793
Total	$ 985,683	$ 993,265